Long-term Payables - other - Additional Information (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Gross amount [member] | Less than 1 year [member]
Disclosure of financial liabilities [line items]
Payables related to acquisition of frequency usage rights	₩ 369,150	₩ 400,245